Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Provisions for Income Tax	Provisions for income tax are as follows:
	June 30, 2025	June 30, 2024
Provisions for current income tax	$1,284,800	$1,428,531
Deferred income tax benefit	(627,009)	(253,508)
Total	$657,791	$1,175,023

Schedule of Tax Basis of Assets

The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets:

	June 30, 2025	December 31, 2024
Contingent liability	338,517	332,224
Allowance for credit losses	1,307,994	660,680
Deferred tax assets, net	1,646,511	992,904

Schedule of Tax Basis of Assets

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Income before income tax provision	$3,802,813	$5,427,968
Tax at the PRC EIT tax rates	950,703	1,705,363
Effect of preferential tax	(209,471)	(250,386)
Change in valuation allowance	57,633	-
Tax effect of non-deductible expenses	191,953	85,032
Tax effect of R&D expenses additional deduction*	(333,027)	(364,986)
Income tax expense	$657,791	$1,175,023

*	According to PRC tax regulations, an additional 100% of current year R&D expenses may be deducted from tax income.